S-K 1605, De-SPAC Background and Terms	Jun. 03, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]
Background of the Business Combination
The terms of the Business Combination were the result of thorough negotiations among RAAQ’s directors and management team, the Sponsor, IQM’s management team and representatives of RAAQ and IQM. The following is a brief description of RAAQ’s formation, its previous engagements with potential target companies other than IQM, and its evaluation of, and negotiations with, IQM.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Redemption Rights Summary [Text Block]
Redemption Rights
Pursuant to the Cayman Constitutional Documents, a RAAQ Public Shareholder may request to redeem all or a portion of its RAAQ Public Shares for cash in connection with the completion of the Business Combination. As a Public Shareholder, you will be entitled to receive cash for any RAAQ Public Shares to be redeemed only if you:

•
(i) hold RAAQ Public Shares or (ii) hold RAAQ Public Shares through RAAQ Units and elect to separate your RAAQ Units into the underlying RAAQ Public Shares and RAAQ Public Warrants prior to exercising your redemption rights with respect to the RAAQ Public Shares;

•
submit a written request to Efficiency, RAAQ’s transfer agent, including the legal name, phone number and address of the beneficial owner of the RAAQ Public Shares for which redemption is requested, that RAAQ redeem all or a portion of your RAAQ Public Shares for cash; and

•	deliver your share certificates for RAAQ Public Shares (if any) along with the redemption forms to Efficiency, physically or electronically through DTC.
Holders must complete the procedures for electing to redeem their RAAQ Public Shares in th
e man
ner described above prior to 5:00 p.m., Eastern Time, on    (two business days before the initially scheduled date of the extraordinary general meeting) in order for their RAAQ Public Shares to be redeemed.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]
Further details of the statutory appraisal rights are set out below the section titled “
Appraisal Rights
.” If you are contemplating the possibility of objecting to the Merger, you should seek advice from a suitably qualified Cayman lawyer. If you do not follow the procedural requirements of the Cayman Companies Act, you will lose your appraisal rights.
These statutory appraisal rights are separate to, and mutually exclusive of, the right of RAAQ Public Shareholders to elect to have their shares redeemed for cash at the applicable Redemption Price in accordance with the Cayman Constitutional Documents, which are discussed elsewhere in this proxy statement/prospectus.